Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Provided below is the Company’s ‘Pay Versus Performance’ disclosure as required pursuant to Item 402(v) of Regulation S-K under the Exchange Act. As a smaller reporting company, we are subject to scaled-back requirements under the pay versus performance rules. As such, we have excluded disclosure regarding peer group TSR, a company-selected measure and the list of the most important compensation measures used to determine our NEOs’ compensation.

The following table sets forth information concerning: (1) the compensation of our Principal Executive Officers (“PEOs”) (Mr. Riley — Chairman and Co-Chief Executive Officer and Mr. Kelleher — Co-Chief Executive Officer) and the average compensation for our other Named Executive Officers (“Non-PEO NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2023, 2024 and 2025 and (2) our cumulative total shareholder return (“TSR”), and Net Income (Loss) over such years, in each case determined in accordance with SEC rules:

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for Mr. Riley ($)	Summary Compensation Table Total for Mr. Kelleher ($)	Compensation Actually Paid to Mr. Riley ($)(2)	Compensation Actually Paid to Mr. Kelleher ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)(3)	Net Income (Loss) (millions)
2025	$16,123,180	$3,335,500	$16,089,995	$3,302,315	$2,118,348	$2,436,651	$16.00	$307
2024	$2,168,622	$2,168,622	$499,153	$499,153	$1,584,510	$969,502	$15.73	($764)
2023	$5,563,318	$5,563,318	$4,932,653	$4,932,653	$3,378,257	$3,178,327	$69.27	($100)

(1)      The following individuals are our other Named Executive Officers for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2025	Bryant R. Riley and Thomas J. Kelleher	Scott Yessner(4), Alan N. Forman, Phillip J. Ahn(5) and Andrew Moore(6)
2024	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young(7), Andrew Moore and Alan N. Forman
2023	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman

(2)      Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$0	$0	($745,906)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$0	$1,042,144
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$73,750
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,743	$5,743	$1,123
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($38,929)	($38,929)	($11,618)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	($41,191)
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$0	$0	$0
TOTAL ADJUSTMENTS	($33,185)	($33,185)	$318,303

(3)      TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(4)      Mr. Yessner was appointed effective as of June 3, 2025.

(5)      Mr. Ahn resigned effective as of June 3, 2025.

(6)      Mr. Moore was not re-appointed as an executive officer of the Company, but continued to serve as the Co-Chief Executive Officer of B. Riley Securities, Inc. from September 18, 2025 to January 2, 2026, at which time his position changed to Chairman of the Board of B. Riley Securities Holdings, Inc.

(7)      Mr. Young resigned effective as of September 20, 2024.

Named Executive Officers, Footnote	The following individuals are our other Named Executive Officers for each fiscal year:
Year	PEO(s)	Non-PEO NEOs
2025	Bryant R. Riley and Thomas J. Kelleher	Scott Yessner(4), Alan N. Forman, Phillip J. Ahn(5) and Andrew Moore(6)
2024	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young(7), Andrew Moore and Alan N. Forman
2023	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,118,348	$ 1,584,510	$ 3,378,257
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,436,651	969,502	3,178,327
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2025
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$0	$0	($745,906)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$0	$1,042,144
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$73,750
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,743	$5,743	$1,123
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($38,929)	($38,929)	($11,618)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	($41,191)
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$0	$0	$0
TOTAL ADJUSTMENTS	($33,185)	($33,185)	$318,303

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 16	15.73	69.27
Net Income (Loss)		307,000,000	(764,000,000)	(100,000,000)
Adjustment to Compensation, Amount		$ 318,303
PEO Name		Bryant R. Riley and Thomas J. Kelleher
Mr. Riley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,123,180	2,168,622	5,563,318
PEO Actually Paid Compensation Amount	[2]	16,089,995	499,153	4,932,653
Adjustment to Compensation, Amount		(33,185)
Mr. Kelleher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,335,500	2,168,622	5,563,318
PEO Actually Paid Compensation Amount	[2]	3,302,315	$ 499,153	$ 4,932,653
Adjustment to Compensation, Amount		(33,185)
PEO | Mr. Riley [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Riley [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Riley [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Riley [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,743
PEO | Mr. Riley [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(38,929)
PEO | Mr. Riley [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kelleher [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kelleher [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kelleher [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kelleher [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,743
PEO | Mr. Kelleher [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(38,929)
PEO | Mr. Kelleher [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kelleher [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Average Non-PEO NEOs [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(745,906)
Average Non-PEO NEOs [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,042,144
Average Non-PEO NEOs [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		73,750
Average Non-PEO NEOs [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,123
Average Non-PEO NEOs [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,618)
Average Non-PEO NEOs [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(41,191)
Average Non-PEO NEOs [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	The following individuals are our other Named Executive Officers for each fiscal year:
Year	PEO(s)	Non-PEO NEOs
2025	Bryant R. Riley and Thomas J. Kelleher	Scott Yessner(4), Alan N. Forman, Phillip J. Ahn(5) and Andrew Moore(6)
2024	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young(7), Andrew Moore and Alan N. Forman
2023	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore and Alan N. Forman

[2]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
	2025
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$0	$0	($745,906)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$0	$1,042,144
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$73,750
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$5,743	$5,743	$1,123
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($38,929)	($38,929)	($11,618)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	($41,191)
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$0	$0	$0
TOTAL ADJUSTMENTS	($33,185)	($33,185)	$318,303

[3]	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.